Supplement dated November 17, 2017
to the

Buffalo Funds®
Prospectus and Statement of Additional Information
dated July 29, 2017

Buffalo Dividend Focus Fund (BUFDX)
Buffalo Mid Cap Fund (BUFMX)
Buffalo Growth Fund (BUFGX)

This supplement amends the Prospectus and Statement of Additional Information (SAI) of the Buffalo Funds dated July 29, 2017.

PROSPECTUS

Buffalo Dividend Focus Fund

Effective November 10, 2017, Mr. Scott Moore no longer serves as a co-portfolio manager of the Buffalo Dividend Focus Fund.  All references to Mr. Moore as a co-Portfolio Manager of the Buffalo Dividend Focus Fund in the Prospectus and SAI are hereby removed.

The sub-section entitled “Summary Section—Buffalo Dividend Focus Fund—Management—Co-Portfolio Managers” is revised as follows:

Portfolio Manager.  The Dividend Focus Fund is managed by:

Portfolio Manager	Years of Service with the Fund	Current Title
Paul Dlugosch	4	Portfolio Manager

Buffalo Mid Cap Fund

Effective November 10, 2017, Mr. Scott Moore no longer serves as a co-Portfolio Manager of the Buffalo Mid Cap Fund.  All references to Mr. Moore as a co-Portfolio Manager of the Buffalo Mid Cap Fund in the Prospectus and SAI are hereby removed.

Effective November 15, 2017, Messrs. Dave Carlsen and Robert Male no longer serve as co-Portfolio Managers of the Buffalo Mid Cap Fund.  Accordingly, the references to Messrs. Carlsen and Male as co-Portfolio Managers of the Buffalo Mid Cap Fund in the Prospectus and SAI are hereby removed.

Also effective November 15, 2017, Messrs. Chris Carter and Josh West have been added as co-Portfolio Managers of the Buffalo Mid Cap Fund.  Accordingly, the Prospectus is revised as described below.

The sub-section entitled “Summary Section—Buffalo Mid Cap Fund—Management—Co-Portfolio Managers” is revised as follows:

Co-Portfolio Managers.  The Mid Cap Fund is co-managed by a team of Portfolio Managers as follows:

Portfolio Manager	Years of Service with the Fund	Current Title
Chris Carter	*	Portfolio Manager
Josh West	*	Portfolio Manager

*Effective November 15, 2017, Messrs. Carter and West became co-Portfolio Managers of the Mid Cap Fund.

Buffalo Growth Fund

Effective November 15, 2017, Mr. Chris Carter no longer serves as a co-Portfolio Manager of the Buffalo Growth Fund.  Accordingly, the references to Mr. Carter as a co-Portfolio Manager of the Buffalo Growth Fund in the Prospectus and SAI are hereby removed.

The sub-section entitled “Summary Section—Buffalo Growth Fund—Management—Co-Portfolio Managers” is revised as follows:

Co-Portfolio Managers.  The Buffalo Growth Fund is co-managed by a team of Portfolio Managers as follows:

Portfolio Manager	Years of Service with the Fund	Current Title
Clay Brethour	10	Portfolio Manager
Dave Carlsen	10	Portfolio Manager

The following paragraphs are amended or added under the sub-section entitled “Management—Investment Advisor—Portfolio Managers”:

Dave Carlsen, CFA, Co-Portfolio Manager.  Mr. Carlsen has been an investment professional since 1992 and joined KCM in 2004.  Mr. Carlsen was formerly a senior equity research analyst at Strong Capital Management, Inc. in Milwaukee, Wisconsin and an investment analyst and operations manager with Northern Capital Management Inc. in Madison, Wisconsin.  Mr. Carlsen holds a B.B.A. in Finance, Investments and Banking from the University of Wisconsin-Madison.  Mr. Carlsen has served as a co-portfolio manager of the Growth Fund since 2007 and the Discovery Fund since 2004.

Chris Carter, CFA, Co-Portfolio Manager.  Mr. Carter has been an investment professional since 2009 and joined KCM in 2011. Mr. Carter was formerly an equity research analyst at Nakoma Capital Management in Madison, Wisconsin from 2009-2011.  Mr. Carter holds a B.S. in Finance from Santa Clara University and an M.B.A. from the Wisconsin School of Business Applied Securities Analysis Program.  Mr. Carter has served as a co-portfolio manager of the Mid Cap Fund since November 2017.

Paul Dlugosch, CFA, Co-Portfolio Manager. Mr. Dlugosch has been an investment professional since 1997 and joined KCM in 2002.  Previously, Mr. Dlugosch worked at Antares Capital Corporation and LaSalle National Bank in Chicago, Illinois.  He holds a B.S. in Business Administration from the University of Iowa.  Mr. Dlugosch has served as a portfolio manager of the Dividend Focus Fund since March 2013 and a co-portfolio manager of the Flexible Income Fund since 2011 and the High Yield Fund since 2007.

Robert Male, CFA, Co-Portfolio Manager. Mr. Male has been an investment professional since 1986 and joined KCM in 1997.  Prior to joining KCM, he was a senior equity securities analyst with the USAA Investment Management Company in San Antonio, Texas.  He holds a B.S. in Business Administration from the University of Kansas and an M.B.A. from Southern Methodist University.  Mr. Male has served as a co-portfolio manager of the Small Cap Fund since its inception.

Josh West, CFA, Co-Portfolio Manager. Mr. West has been an investment professional since 2005 and joined KCM in 2008.  Previously, Mr. West was an equity investment analyst with Scout Investment Advisors in Kansas City, Missouri.  Mr. West holds an M.B.A. from the University of Missouri-Columbia and B.S. from the University of Missouri-Columbia.  Mr. West has served as a co-portfolio manager of the Mid Cap Fund since November 2017.

STATEMENT OF ADDITIONAL INFORMATION

Other Accounts Managed by Portfolio Managers

The following table identifies, for each portfolio manager of each Fund, the number of other accounts managed (including other Buffalo Funds managed by the same manager), and the total assets in such accounts, within each of the following categories: registered investment companies, other pooled investment vehicles, and other accounts.  The Funds’ portfolio managers do not provide day-to-day management of accounts with performance-based advisory fees.  Information in the table is shown as of March 31, 2017 (except as noted otherwise).  Asset amounts are approximate and have been rounded.

	Registered Investment Companies(1)		Other Pooled Investment Vehicles		Other Accounts
Portfolio Manager	Number	Total Assets	Number	Total Assets	Number	Total Assets
Buffalo Discovery Fund
Clay Brethour	1	$332.2 million	4	$105.9 million	0	N/A
Dave Carlsen	1	$332.2 million	4	$105.9 million	0	N/A
Elizabeth Jones	1	$57.7 million	3	$77.4 million	0	N/A

Buffalo Dividend Focus Fund
Paul Dlugosch	2	$1.0 billion	2	$187.6 million	0	N/A

Buffalo Growth Fund
Clay Brethour	1	$1.2 billion	4	$105.9 million	0	N/A
Dave Carlsen	1	$1.2 billion	4	$105.9 million	0	N/A

Buffalo Mid Cap Fund
Chris Carter(2)	0	N/A	2	$50.0 million	0	N/A
Josh West(2)	0	N/A	2	$50.0 million	0	N/A

Buffalo Small Cap Fund
Robert Male	0	N/A	2	$57.0 million	3	11.9 million
Jamie Cuellar	0	N/A	2	$57.0 million	3	11.9 million
Alexander Hancock	0	N/A	2	$57.0 million	3	11.9 million
(1)
Some Buffalo Fund portfolio managers manage multiple portfolios within the Buffalo Funds series of mutual funds.  All accounts listed in the category “Registered Investment Companies” are Buffalo Funds.  Our portfolio managers do not manage portfolios for any other registered investment companies except the Buffalo Funds.

(2)	As of November 15, 2017.

Ownership of Securities in the Funds by Portfolio Managers as of March 31, 2017 (except as noted otherwise):

Portfolio Manager	Dollar Range in Portfolio

Buffalo Dividend Focus Fund
Paul Dlugosch	$100,001 - $500,000

Buffalo Growth Fund
Clay Brethour	Over $1,000,000
Dave Carlsen	$100,001 - $500,000

Buffalo Mid Cap Fund
Chris Carter(1)	None
Josh West(1)	None
(1)	As of November 15, 2017.

Please retain this Supplement with your Prospectus and
Statement of Additional Information for reference.